Eaton Vance

Dividend Builder Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
L3Harris Technologies, Inc.	78,400	$13,315,456
Lockheed Martin Corp.	40,400	15,484,512

		$28,799,968

Banks — 4.5%
JPMorgan Chase & Co.	147,900	$14,238,333
PNC Financial Services Group, Inc. (The)	140,800	15,475,328
Truist Financial Corp.	264,200	10,052,810

		$39,766,471

Beverages — 4.8%
Coca-Cola Co. (The)	358,400	$17,694,208
PepsiCo, Inc.	173,100	23,991,660

		$41,685,868

Biotechnology — 2.4%
AbbVie, Inc.	237,800	$20,828,902

		$20,828,902

Capital Markets — 1.6%
Intercontinental Exchange, Inc.	141,500	$14,157,075

		$14,157,075

Chemicals — 1.2%
Air Products and Chemicals, Inc.	35,300	$10,514,458

		$10,514,458

Communications Equipment — 1.6%
Cisco Systems, Inc.	354,600	$13,967,694

		$13,967,694

Containers & Packaging — 1.1%
Packaging Corp. of America	87,300	$9,520,065

		$9,520,065

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	511,900	$14,594,269
Verizon Communications, Inc.	281,880	16,769,041

		$31,363,310

Electric Utilities — 2.7%
Duke Energy Corp.	164,600	$14,576,976
PPL Corp.	335,400	9,126,234

		$23,703,210

Security	Shares	Value
Electrical Equipment — 1.0%
Emerson Electric Co.	138,700	$9,094,559

		$9,094,559

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	27,200	$9,656,000

		$9,656,000

Health Care Equipment & Supplies — 4.9%
Danaher Corp.	94,100	$20,262,553
Medtronic PLC	216,700	22,519,464

		$42,782,017

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	72,200	$22,509,794

		$22,509,794

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	69,700	$15,298,453
Starbucks Corp.	151,900	13,051,248

		$28,349,701

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	90,500	$14,897,205

		$14,897,205

Insurance — 3.5%
Chubb, Ltd.	115,700	$13,435,084
First American Financial Corp.	161,800	8,237,238
Travelers Cos., Inc. (The)	82,900	8,968,951

		$30,641,273

Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(1)	9,700	$14,216,320
Alphabet, Inc., Class C(1)	7,514	11,042,575
Facebook, Inc., Class A(1)	60,700	15,897,330

		$41,156,225

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	10,100	$31,802,173

		$31,802,173

IT Services — 7.8%
Accenture PLC, Class A	57,400	$12,971,826
Automatic Data Processing, Inc.	94,400	13,167,856
Fidelity National Information Services, Inc.	114,100	16,796,661
Visa, Inc., Class A	128,900	25,776,133

		$68,712,476

Leisure Products — 0.5%
Polaris, Inc.	46,200	$4,358,508

		$4,358,508

Security	Shares	Value
Media — 1.8%
Comcast Corp., Class A	345,700	$15,992,082

		$15,992,082

Metals & Mining — 0.9%
Rio Tinto PLC ADR(2)	136,600	$8,249,274

		$8,249,274

Multi-Utilities — 1.5%
CMS Energy Corp.	208,900	$12,828,549

		$12,828,549

Oil, Gas & Consumable Fuels — 1.7%
Phillips 66	171,600	$8,895,744
Valero Energy Corp.	137,500	5,956,500

		$14,852,244

Personal Products — 1.1%
Unilever NV ADR(2)	161,200	$9,736,480

		$9,736,480

Pharmaceuticals — 5.4%
Johnson & Johnson	158,800	$23,642,144
Merck & Co., Inc.	183,500	15,221,325
Sanofi	85,600	8,578,131

		$47,441,600

Professional Services — 1.1%
IHS Markit, Ltd.	126,000	$9,892,260

		$9,892,260

Road & Rail — 1.5%
Union Pacific Corp.	65,400	$12,875,298

		$12,875,298

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	65,000	$23,680,800
Texas Instruments, Inc.	138,000	19,705,020

		$43,385,820

Software — 8.1%
Microsoft Corp.	339,767	$71,463,193

		$71,463,193

Specialty Retail — 3.1%
Home Depot, Inc. (The)	96,300	$26,743,473

		$26,743,473

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	514,848	$59,624,547

		$59,624,547

Total Common Stocks (identified cost $636,484,537)		$871,351,772

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	4,042,633	$4,042,633

Total Short-Term Investments (identified cost $4,042,633)		$4,042,633

Total Investments — 99.7% (identified cost $640,527,170)		$875,394,405

Other Assets, Less Liabilities — 0.3%		$2,312,062

Net Assets — 100.0%		$877,706,467

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $14,901,500 and the total market value of the collateral received by the Fund was $15,253,566, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $4,042,633, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,124,549	$117,074,983	$(116,155,343)	$(1,261)	$(295)	$4,042,633	$13,268	4,042,633

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$88,511,617	$—		$—	$88,511,617
Consumer Discretionary	91,253,855	—		—	91,253,855
Consumer Staples	61,078,348	—		—	61,078,348
Energy	14,852,244	—		—	14,852,244
Financials	84,564,819	—		—	84,564,819
Health Care	124,984,182	8,578,131		—	133,562,313
Industrials	75,559,290	—		—	75,559,290
Information Technology	257,153,730	—		—	257,153,730
Materials	28,283,797	—		—	28,283,797
Utilities	36,531,759	—		—	36,531,759
Total Common Stocks	$862,773,641	$8,578,131	*	$—	$871,351,772
Short-Term Investments	$—	$4,042,633		$—	$4,042,633
Total Investments	$862,773,641	$12,620,764		$—	$875,394,405

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.